CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	Total	HiSoft Technology International Limited shareholders	Common shares	Subscription receivable	Additional paid-in capital	Shares to be issued in connection with business acquisition	Statutory reserve	Accumulated deficit	Accumulated other comprehensive income	Non-controlling interest	Total comprehensive income for the year
Balance at Dec. 31, 2008	$ (19,630)	$ (19,630)	$ 9	$ (1)	$ 5,566		$ 1,764	$ (33,396)	$ 6,428
Balance (in shares) at Dec. 31, 2008			85,189,211
Increase (Decrease) in Stockholders' Equity
Shares to be issued in connection with business acquisition	471	471				471
Share option exercise	48	48			48
Share option exercise (in shares)			178,061
Share-based compensation	1,097	1,097			1,097
Vesting of nonvested shares award (in shares)			2,304,848
Provision for statutory reserve							683	(683)
Net income	7,363	7,363						7,363			7,363
Foreign currency translation adjustments	(289)	(289)							(289)		(289)
Comprehensive income											7,074
Balance at Dec. 31, 2009	(10,940)	(10,940)	9	(1)	6,711	471	2,447	(26,716)	6,139
Balance (in shares) at Dec. 31, 2009			87,672,120
Increase (Decrease) in Stockholders' Equity
Conversion of preferred shares upon initial public offering	89,031	89,031	31		89,000
Conversion of preferred shares upon initial public offering (in shares)			308,679,232
Issuance of common shares upon initial public offering (net of issuance costs of $10,284)	62,332	62,332	14		62,318
Issuance of common shares upon initial public offering (in shares)			137,971,673
Issuance of common shares upon follow-on offering (net of issuance costs of $702)	12,298	12,298	1		12,297
Issuance of common shares upon follow-on offering (in shares)			9,500,000
Issuance of common shares in connection with business acquisition	600	600			1,071	(471)
Issuance of common shares in connection with business acquisition (in shares)			3,500,000
Issuance of common shares for share-based compensation	3	3	3
Issuance of common shares for share-based compensation (in shares)			28,879,288
Cash received from share subscription receivables	1	1		1
Share option exercise	1,119	1,119			1,119
Share option exercise (in shares)			212,196
Share-based compensation	4,001	4,001			4,001
Vesting of nonvested shares award (in shares)			2,943,674
Provision for statutory reserve							1,331	(1,331)
Net income	12,057	12,057						12,057			12,057
Foreign currency translation adjustments	4,450	4,450							4,450		4,450
Comprehensive income											16,507
Balance at Dec. 31, 2010	174,952	174,952	58		176,517		3,778	(15,990)	10,589
Balance (in shares) at Dec. 31, 2010	579,358,183		579,358,183
Increase (Decrease) in Stockholders' Equity
Issuance of common shares for share-based compensation	2	2	2
Issuance of common shares for share-based compensation (in shares)			14,999,977
Repurchase of common shares (in shares)			(24)
Capital contribution from non-controlling interest	909									909
Share option exercise	4,235	4,235			4,235
Share-based compensation	5,656	5,656			5,656
Vesting of nonvested shares award (in shares)			1,509,897
Provision for statutory reserve							2,875	(2,875)
Net income	18,398	17,901						17,901		497	18,398
Foreign currency translation adjustments	5,738	5,738							5,738		5,738
Comprehensive income											24,136
Comprehensive income attributable to noncontrolling interest											(497)
Comprehensive income attributable to HiSoft Technology International Limited											23,639
Balance at Dec. 31, 2011	$ 209,890	$ 208,484	$ 60		$ 186,408		$ 6,653	$ (964)	$ 16,327	$ 1,406
Balance (in shares) at Dec. 31, 2011	595,868,033		595,868,033